EARNINGS PER COMMON SHARE - Earnings Attributable to Common Shareholders (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Earnings	CAD 891	CAD 466
Dividends on preferred shares	(83)	(69)
Cumulative dividends on preferred shares, not yet declared	(3)	(3)
Earnings attributable to common shareholders (basic)	805	394
Effect of after-tax interest on debentures to earnings	6	0
Earnings attributable to common shareholders (diluted)	CAD 811	CAD 394